UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2012
                                               ------------------
Check here if Amendment [ ]; Amendment Number: ___
This Amendment (Check only one):               [ ] is a restatement.
                                               [ ] adds new entries.

Institutional Investment Manager Filing this Report:

Name:    Smithwood Advisers, LP
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Address: 1999 Avenue of the Stars, Suite 2040
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         Los Angeles, CA 90067
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Form 13F File Number: 28-11980
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Karen Tallman
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Title:   Chief Compliance Officer
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Phone:   (310) 286-2929
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Signature, Place, and Date of Signing:

/s/ Karen Tallman                    Los Angeles, CA          August 13, 2012
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    [Signature]                       [City, State]               [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all entries are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager is reported in this report and a portion is reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

28-___________________   ________________________________________
[Repeat as necessary.]

                              FORM 13F SUMMARY PAGE

REPORTING SUMMARY:


NUMBER OF OTHER INCLUDED MANAGERS:                       0
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FORM 13F INFORMATION TABLE ENTRY TOTAL:                 27
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FORM 13F INFORMATION TABLE VALUE TOTAL:            736,829
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LIST OF OTHER INCLUDED MANAGERS:                   NONE

                                                              VALUE     SHRS OR     SH/ PUT/ INVESTMENT  OTHER   VOTING AUTHORITY
        NAME OF ISSUER            TITLE OF CLASS     CUSIP   (x$1000)   PRN AMT     PRN CALL DISCRETION MANAGERS SOLE  SHARED NONE
----------------------------------------------------------------------------------------------------------------------------------
Augusta Resource Corp             COM                 050912203  5,669    3,369,500 SH       SOLE                SOLE
Caesars Entertainment Corp        COM                 127686103  3,990    350,000   SH       SOLE                SOLE
Chemtura Corp                     COM                 163893209  31,175   2,150,000 SH       SOLE                SOLE
Cincinnati Bell Inc.              COM                 171871106  21,935   5,896,600 SH       SOLE                SOLE
Citizens Republic Bancorp Inc     COM                 174420307  12,689   740,771   SH       SOLE                SOLE
Dish Network Corp                 COM CL A            25470M109  28,550   1,000,000 SH       SOLE                SOLE
Dollar Thrifty Automotive Group   COM                 256743105  28,352   350,200   SH       SOLE                SOLE
Emerson Electric                  COM                 291011104  41,922   900,000   SH PUT   SOLE                SOLE
Facebook, Inc.                    COM                 30303M102  28,063   950,000   SH       SOLE                SOLE
Facebook, Inc.                    COM                 30303M102  52,862   1,700,000 SH PUT   SOLE                SOLE
Fifth & Pacific Companies Inc.    COM                 316645100  45,603   4,250,000 SH       SOLE                SOLE
General Motors Co                 COM                 37045V100  3,944    200,000   SH CALL  SOLE                SOLE
Google Inc.                       COM CL A            38259P508  58,007   100,000   SH       SOLE                SOLE
Greenlight Capital RE Ltd         COM CL A            G4095J109  2,542    100,000   SH       SOLE                SOLE
Hertz Global Holdings Inc.        COM                 42805T105  24,320   1,900,000 SH       SOLE                SOLE
Information Services Group Inc.   COM                 45675Y104  2,081    1,625,975 SH       SOLE                SOLE
Jones Group Inc.                  COM                 48020T101  10,994   1,150,000 SH       SOLE                SOLE
Joy Global Inc                    COM                 481165108  22,692   400,000   SH PUT   SOLE                SOLE
Kinder Morgan Inc Del             *W, Exp 05/25/2017  49456B119  30,931   960,000   SH       SOLE                SOLE
Marvell Technology Group, Ltd     ORD                 G5876H105  5,640    500,000   SH       SOLE                SOLE
Nielsen Holdings NV               COM                 N63218106  26,220   1,000,000 SH       SOLE                SOLE
Oaktree Capital Group LLC         UNIT                674001201  44,509   1,259,100 SH       SOLE                SOLE
Sohu Com Inc.                     COM                 83408W103  22,320   500,000   SH PUT   SOLE                SOLE
SPDR Gold Trust                   GOLD SHS            78463V107  145,879  940,000   SH CALL  SOLE                SOLE
Tiffany & Co                      COM                 886547108  5,295    100,000   SH       SOLE                SOLE
Tyco International Ltd            SHS                 H89128104  15,855   300,000   SH       SOLE                SOLE
Walgreen Co                       COM                 931422109  14,790   500,000   SH CALL  SOLE                SOLE


                                                                 ------------
                             TOTAL                                736,829
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